Consolidated statement of comprehensive income - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Consolidated statement of comprehensive income
(Loss)/profit for the year	£ (23,233)	£ 18,881	£ (37,629)
Items that may be reclassified to profit or loss
Movements on hedges (note 29.2)	2,877	(6,720)	25,397
Income tax credit/(expense) relating to movements on hedges (note 29.2)	102	(1,266)	(21,684)
Other comprehensive income/(loss) for the year, net of income tax	2,979	(7,986)	3,713
Total comprehensive (loss)/income for the year	£ (20,254)	£ 10,895	£ (33,916)